SCHEDULE OF ACCOUNTS AND NOTES PAYABLE (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 14,824	$ 18,218
Notes payable		10,566
Total	$ 14,824	$ 28,784